Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables and Assets
	December 31,	June 30,
	2017	2018
	€ in thousands
	Audited	Unaudited
Current Assets:
Other receivables
Government authorities	2,306	2,560
Income receivable	3,436	3,686
Interest receivable	153	189
Current tax	48	235
Current maturities of loan to an equity accounted investee	3,165	2,424
Trade receivable	407	382
Forward contracts (1)	580	724
Prepaid expenses and other	550	453
	10,645	10,653
Non-current Assets:
Long term receivables
Advance tax payment	1,078	854
Forward contracts (1)	12	-
Annual rent deposits	30	31
Other	415	420
	1,535	1,305

(1)
In November 2016, the Company closed euro/USD forward contracts with an accumulated profit of approximately €4,255 thousand (approximately $4,474 thousand). Proceeds of approximately €3,076 thousand (approximately $3,646 thousand) were received during 2017 and 2018 and the remaining proceeds of approximately €710 thousand (approximately $828 thousand) are expected to be received between July 2018 and March 2019 (depending on the relevant dates of the forward positions). In December 2017, the Company closed euro/USD forward contracts with an accumulated loss of approximately €497 thousand (approximately $597 thousand) and in January 2018, the Company closed euro/USD forward contracts with an accumulated loss of approximately €631 thousand (approximately $735 thousand).